UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Sales revenues	[1]	$ 20,982	$ 9,481	$ 36,680	$ 26,624
Cost of sales		(10,158)	(6,064)	(17,849)	(15,943)
Gross profit		10,824	3,417	18,831	10,681
Selling expenses		(1,086)	(1,246)	(2,034)	(2,581)
General and administrative expenses		(260)	(291)	(533)	(702)
Exploration costs		(191)	(65)	(405)	(169)
Research and development expenses		(147)	(68)	(264)	(163)
Other taxes		(46)	(245)	(152)	(363)
Impairment of assets		(90)		(180)	(13,371)
Other income and expenses		(109)	499	(393)	242
		(1,929)	(1,416)	(3,961)	(17,107)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes		8,895	2,001	14,870	(6,426)
Finance income		206	108	328	282
Finance expenses		(1,871)	(1,134)	(3,079)	(2,756)
Foreign exchange gains (losses) and inflation indexation charges		3,684	(1,231)	(869)	(4,334)
Net finance income (expense)		2,019	(2,257)	(3,620)	(6,808)
Results of equity-accounted investments		1,026	(211)	1,209	(509)
Net income (loss) before income taxes		11,940	(467)	12,459	(13,743)
Income taxes		(3,784)	31	(4,103)	3,331
Net income (loss) for the period		8,156	(436)	8,356	(10,412)
Net income (loss) attributable to shareholders of Petrobras		8,121	(417)	8,301	(10,132)
Net income (loss) attributable to non-controlling interests		$ 35	$ (19)	$ 55	$ (280)
Basic and diluted earnings (losses) per common and preferred share - in U.S. dollars		$ 0.62	$ (0.03)	$ 0.64	$ (0.78)

[1]	Sales revenues by business segment are set out in note 8.